                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)             DESCRIPTION                                             COUPON       MATURITY              VALUE

                  MUNICIPAL BONDS    145.5%
                  OHIO    129.9%
 $     1,650      Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)            5.250%      12/01/17            $ 1,841,466
       1,720      Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)            5.250       12/01/18              1,916,114
       1,000      Akron, OH Rev & Impt Var Purp (MBIA Insd)                5.250       12/01/19              1,111,780
       1,000      Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
                  Ser A Rfdg                                               7.125       11/15/33              1,053,930
       1,435      Avon Lake, OH City Sch Dist Cap Apprec (FGIC Insd)         *         12/01/11              1,131,110
       1,000      Brookville, OH Loc Sch Dist (FSA Insd)                   5.250       12/01/22              1,108,440
       1,000      Cleveland-Cuyahoga Cnty OH Port Auth Rev Dev Rita
                  Proj (Radian Insd)                                       5.000       11/15/19              1,065,260
       1,025      Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
                  Port Cleveland Bd Fd Ser B (AMT) (a)                     6.500       11/15/14              1,074,866
       3,145      Columbus, OH Tax Increment Fin Rev Easton Proj
                  (Prerefunded @ 06/01/09) (AMBAC Insd)                    4.875       12/01/24              3,437,988
       1,500      Columbus, OH Tax Increment Fin Rev Easton Proj
                  (Prerefunded @ 06/01/09) (AMBAC Insd)                    5.300       12/01/19              1,665,585
       1,000      Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall
                  (Prerefunded @ 11/15/05)                                 7.300       11/15/23              1,022,440
       1,000      Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk
                  Ctr Wiggins Proj                                         6.800       02/15/35              1,024,640
       1,000      Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj           7.500       01/01/30              1,132,570
       1,000      Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd)             5.350       12/01/32              1,040,540
       1,000      Dublin, OH City Sch Dist Constr & Impt                   5.000       12/01/16              1,095,510
       1,625      Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg
                  (MBIA Insd) (a)                                            *         12/01/12              1,219,075
       1,625      Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg
                  (MBIA Insd) (a)                                            *         12/01/14              1,104,334
       2,500      Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr
                  Ser A                                                    5.625       08/15/32              2,614,350
       1,680      Fairfield, OH City Sch Dist Cap Apprec Sch Impt
                  Rfdg (FGIC Insd)                                           *         12/01/12              1,260,336
         500      Finneytown, OH Loc Sch Dist (FGIC Insd)                  6.200       12/01/17                618,595
       1,000      Franklin Cnty, OH Hlthcare Fac Rev OH
                  Presbyterian Ser A                                       7.125       07/01/29              1,101,600
       1,555      Greene Cnty, OH Swr Sys Rev Govt Enterprise
                  (AMBAC Insd)                                             5.625       12/01/25              1,739,905
       5,000      Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec
                  (AMBAC Insd)                                               *         12/01/23              2,113,450
       1,000      Harrison, OH Wastewtr Sys Impt Rfdg (FSA Insd) (a)       5.250       11/01/20              1,111,820
       1,200      Heath, OH City Sch Dist Sch Impt Ser A (FGIC Insd)       5.500       12/01/27              1,321,056



       2,000      Hilliard, OH Sch Dist Cap Apprec Sch Impt (FGIC
                  Insd)                                                      *         12/01/18              1,107,580
       1,000      Kettering, OH City Sch Dist Sch Impt Rfdg (FSA
                  Insd)                                                    5.000       12/01/19              1,098,940
         500      Licking Heights, OH Loc Sch Dist Cap Apprec Ser A
                  (FGIC Insd) (a)                                            *         12/01/14                340,120
         610      Licking Heights, OH Loc Sch Dist Cap Apprec Ser A
                  (FGIC Insd) (a)                                            *         12/01/15                394,707
         745      Licking Heights, OH Loc Sch Dist Cap Apprec Ser A
                  (FGIC Insd) (a)                                            *         12/01/17                434,275
       1,250      London, OH City Sch Dist Sch Fac Constr & Impt
                  (FGIC Insd)                                              5.500       12/01/16              1,418,587
       1,000      Lorain Cnty, OH Hosp Rev Catholic Hlthcare               5.375       10/01/30              1,043,290
       1,500      Lorain Cnty, OH Hosp Rev Mtg Elyria United
                  Methodist Ser C Rfdg (Prerefunded @ 06/01/06)            6.875       06/01/22              1,613,610
       1,580      Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp Inc
                  Proj (Escrowed to Maturity)                              6.500       11/15/12              1,633,167
       1,000      Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement
                  Ser A Rfdg                                               6.375       08/15/15              1,080,080
         500      Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group
                  Ser A                                                    6.000       11/15/32                537,165
         955      Marysville, OH Exmp Vlg Sch Dist Cap Apprec Sch
                  Impt (AMBAC Insd) (a)                                      *         12/01/16                587,850
       1,590      Massillon, OH City Sch Dist Var Purp Impt (MBIA
                  Insd) (a)                                                5.250       12/01/17              1,774,504
       2,665      Medina Cnty, OH Lib Dist (FGIC Insd) (a)                 5.250       12/01/20              2,964,146
       1,000      Middleburg Heights, OH Southwest Genl Hlth Ctr
                  (FSA Insd)                                               5.625       08/15/15              1,110,330
       1,000      Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med
                  Ctr Rfdg (Prerefunded @ 12/01/09)                        5.600       12/01/11              1,111,130
       2,650      Montgomery Cnty, OH Wtr Rev Sys Gtr Moraine
                  Beaver Rfdg (AMBAC Insd)                                 5.375       11/15/15              2,987,954
         545      Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1
                  (AMT) (GNMA Collateralized)                              5.250       09/01/30                557,535
       5,550      Ohio Hsg Fin Agy Single Family Mtg Rev (Escrowed
                  to Maturity) (FGIC Insd)                                   *         01/15/15              3,708,843
       5,850      Ohio Hsg Fin Agy Single Family Mtg Rev
                  (Prerefunded @ 07/15/14) (FGIC Insd)                       *         01/15/15              3,832,979
       1,065      Ohio St Dept of Tran Ctf Part Panhandle Rail Line
                  Proj (FSA Insd)                                          6.500       04/15/12              1,068,397
       1,300      Ohio St Higher Ed Fac Commn Higher Ed Fac Univ
                  Dayton Proj (AMBAC Insd)                                 5.500       12/01/30              1,441,726
       2,000      Ohio St Mental Hlth Cap Fac Ser II A (MBIA Insd)         5.250       06/01/16              2,213,640
       1,000      Ohio St Univ Gen Rcpt Ser A                              5.125       12/01/31              1,053,570
       1,300      Ohio St Wtr Dev Auth Rev Wtr Dev Fresh Wtr Impt          5.375       12/01/21              1,454,609
         515      Olentangy Loc Sch Dist OH Cap Apprec Sch Fac
                  Constr (FSA Insd)                                          *         12/01/10                424,175
         515      Olentangy Loc Sch Dist OH Cap Apprec Sch Fac
                  Constr (FSA Insd)                                          *         12/01/11                405,938
       1,415      Ottawa & Glandorf, OH Loc Sch Fac Constr & Impt
                  (MBIA Insd) (a)                                          5.375       12/01/18              1,593,262
       1,000      Penta Career Ctr OH Ctfs (FGIC Insd)                     5.250       04/01/18              1,116,630
       1,000      Pike Cnty, OH Hlthcare Fac Rev Rfdg                      6.750       06/01/17                986,740



       1,000      Springboro, OH Cmnty City Sch Dist Sch Impt (MBIA
                  Insd)                                                    5.250       12/01/20              1,119,250
       1,820      Summit Cnty, OH (a)                                      5.250       12/01/22              2,017,361
       1,395      Summit Cnty, OH                                          5.250       12/01/23              1,545,841
       1,850      Tipp City, OH Exmp Vlg Sch Dist Sch Fac Constr &
                  Impt (FGIC Insd) (a)                                     5.500       12/01/15              2,086,449
       1,000      Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub
                  Impt Proj                                                5.375       12/01/35              1,049,880
       1,000      Toledo-Lucas Cnty, OH Port Auth Facs Cargill Inc
                  Proj A Rfdg                                              4.800       03/01/22              1,021,220
       1,250      Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd
                  Fd Ser D (AMT) (a)                                       6.900       11/15/20              1,347,938
       1,000      University Cincinnati OH Gen Ser A (FGIC Insd)           5.000       06/01/20              1,083,800
       2,300      University Cincinnati OH Gen Ser F (a)                   5.375       06/01/16              2,544,559
       1,310      Vandalia, OH Rfdg (AMBAC Insd)                           5.250       12/01/21              1,468,576
       1,140      West Chester Twp OH Rfdg (AMBAC Insd)                    5.000       12/01/20              1,237,778
       2,180      Worthington, OH City Sch Dist Rfdg (FGIC Insd) (a)       6.000       06/01/10              2,503,839
       2,050      Zanesville, OH City Sch Dist Sch Impt (MBIA Insd)(a)     5.375       12/01/15              2,328,390
                                                                                                      -----------------
                                                                                                            97,377,120
                                                                                                      -----------------

                  GUAM    5.7%
       2,000      Guam Pwr Auth Rev Ser A (AMBAC Insd)                     5.125       10/01/29              2,137,160
       2,000      Guam Pwr Auth Rev Ser A (AMBAC Insd)                     5.250       10/01/34              2,152,520
                                                                                                      -----------------
                                                                                                             4,289,680
                                                                                                      -----------------

                  PUERTO RICO    6.1%
       4,570      Puerto Rico Comwlth Pub Impt Rfdg                        3.000       07/01/06              4,571,691
                                                                                                      -----------------

                  U. S. VIRGIN ISLANDS    3.8%
       1,500      Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
                  Ln Nt Ser A                                              6.500       10/01/24              1,737,525
       1,000      Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
                  Ln Nt Ser A (ACA Insd)                                   6.125       10/01/29              1,138,160
                                                                                                      -----------------
                                                                                                             2,875,685
                                                                                                      -----------------


TOTAL LONG-TERM INVESTMENTS 145.5%
   (Cost $98,918,344)                                                                                      109,114,176

SHORT-TERM INVESTMENT    0.3%
   (Cost $200,000)                                                                                             200,000
                                                                                                      -----------------

TOTAL INVESTMENTS    145.8%
   (Cost $99,118,344)                                                                                      109,314,176

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%                                                                  680,477

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (46.7%)                                              (35,023,081)
                                                                                                      -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                           $74,971,572
                                                                                                      =================


Percentages are calculated as a percentage of net assets applicable to common shares.

*        Zero coupon bond

(a)      The Trust owns 100% of the bond issuance.

ACA      -American Capital Access
AMBAC    -AMBAC Indemnity Corp.
AMT      -Alternative Minimum Tax
FGIC     -Financial Guaranty Insurance Co.
FSA      -Financial Security Assurance Inc.
GNMA     -Government National Mortgage Association
MBIA     -Municipal Bond Investors Assurance Corp.
Radian   -Radian Asset Assurance

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99. cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99. cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Ohio Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005